DEBT (Details - Derivative liabilities)	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Derivative liability, beginning balance	$ (57,235)
Loss on issuance of debt	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues	0
Change in fair value	(258,864)
EMA settlement	0
Derivative liability, ending balance	$ (316,099)